Schedule of investments
Delaware Tax-Free Pennsylvania Fund	May 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 100.57%
Corporate Revenue Bonds — 6.03%
Allegheny County Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$ 2,713,176
5.125% 5/1/30	750,000	796,328
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	5,172,638
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,061,080
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,829,740
		25,572,962
Education Revenue Bonds — 13.04%
Allegheny County Higher Education Building Authority Revenue
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,504,305
(Robert Morris University) 5.00% 10/15/47	1,500,000	1,538,910
Bucks County Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,601,275
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,190,740
Series A 5.00% 12/15/51	770,000	788,519
(Longwood Gardens, Inc. Project)
4.00% 12/1/46	1,150,000	1,184,121
4.00% 12/1/51	2,290,000	2,313,495
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,045,380
5.00% 10/1/39	1,250,000	1,302,712
5.00% 10/1/44	1,000,000	1,038,990

(Westtown School) Series A 4.00% 1/1/52	2,250,000	2,271,937
NQ-007 [5/22] 7/22 (2272130)    1

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Erie Higher Education Building Authority Revenue
(Gannon University Project - AICUP Financing Program)
Series TT1 4.00% 5/1/36	300,000	$ 299,133
Series TT1 4.00% 5/1/41	475,000	465,638
Series TT1 5.00% 5/1/47	475,000	506,478
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	2,012,000
Huntingdon County General Authority Revenue
(AICUP Financing Program - Juniata College Project) Series TT3 5.00% 10/1/51	2,500,000	2,624,575
Montgomery County Higher Education and Health Authority
(Aicup Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,545,175
(Arcadia University) 5.75% 4/1/40	2,000,000	2,063,260
Montgomery County Industrial Development Authority Revenue
(Germantown Academy Project)
Series A 4.00% 10/1/36	1,000,000	982,290
Series A 4.00% 10/1/46	1,550,000	1,451,110
Northeastern Pennsylvania Hospital and Education Authority Revenue
(King's College Project) 5.00% 5/1/44	1,000,000	1,036,180
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University) 5.00% 5/1/41	1,000,000	1,063,660
Pennsylvania Higher Educational Facilities Authority Revenue
(Ursinus College Project) Series A 5.00% 11/1/31	1,050,000	1,125,810
Pennsylvania State University
Series A 5.00% 9/1/47	2,730,000	3,055,907
Series A 5.25% 9/1/52	4,000,000	4,697,320
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project) Series A 7.25% 6/15/43	2,500,000	2,682,125
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	200,000	$ 200,196
Series A 5.75% 6/15/42	2,500,000	2,503,075
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,385,000	1,386,413
Series A 5.625% 6/15/42	3,000,000	3,002,040
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,058,607
Series A-1 7.00% 6/15/43	1,535,000	1,591,396
State Public School Building Authority
(Montgomery County Community College) 5.00% 5/1/28	2,000,000	2,143,040
		55,275,812
Electric Revenue Bonds — 3.93%
City of Philadelphia Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	2,000,000	2,022,880
Sixteenth Series B 4.00% 8/1/37 (AGM)	2,000,000	2,089,500
Sixteenth Series B 4.00% 8/1/38 (AGM)	4,250,000	4,417,110
Sixteenth Series B 4.00% 8/1/39 (AGM)	1,300,000	1,348,737
Guam Power Authority
(Forward Delivery)
Series A 5.00% 10/1/34	2,350,000	2,552,170
Series A 5.00% 10/1/35	680,000	736,175
Puerto Rico Electric Power Authority
Series A 5.00% 7/1/42 ‡	1,110,000	1,032,300
Series A 5.05% 7/1/42 ‡	400,000	372,000
Series WW 5.25% 7/1/33 ‡	1,055,000	986,425
Series WW 5.50% 7/1/38 ‡	1,190,000	1,117,113
		16,674,410
Healthcare Revenue Bonds — 31.51%
Allegheny County Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue) Series A 4.00% 4/1/44	1,350,000	1,335,015
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	1,781,343
Series A 4.00% 7/15/37	1,500,000	1,524,330
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	$ 429,695
5.00% 5/15/43	500,000	514,325
5.00% 5/15/48	1,000,000	1,023,730
Series A 5.00% 5/15/37	1,365,000	1,409,021
Series A 5.00% 5/15/42	500,000	512,760
Series A 5.00% 5/15/47	600,000	611,568
Series C 5.00% 5/15/42	1,000,000	1,032,250
Series C 5.00% 5/15/47	1,000,000	1,025,970
Bucks County Industrial Development Authority Revenue
(Saint Luke's University Health Network Project)
4.00% 8/15/44	2,400,000	2,338,800
4.00% 8/15/50	1,400,000	1,337,994
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,671,686
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,381,422
Chester County Health and Education Facilities Authority
(Main Line Health System)
Series A 4.00% 9/1/40	785,000	798,738
Series A 4.00% 9/1/50	2,750,000	2,757,260
Cumberland County Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	3,033,390
(Diakon Lutheran Social Ministries) 5.00% 1/1/38	995,000	1,031,238
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	5,023,150
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	1,961,740
Geisinger Authority Health System Revenue
(Geisinger Health System) Series A-1 5.00% 2/15/45	5,000,000	5,321,250
General Authority of Southcentral Pennsylvania Revenue
(WellSpan Health Obligated Group) Series A 5.00% 6/1/39	5,000,000	5,430,150
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	$ 1,656,964
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	254,320
5.50% 7/1/45	1,000,000	1,013,490

(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,014,080
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,086,280
5.00% 11/1/36	510,000	553,263
5.00% 11/1/37	250,000	270,805

(Penn State Health) 5.00% 11/1/51	5,000,000	5,373,000
Lehigh County General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	5,000,000	5,006,500
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,798,048
5.00% 7/1/41	1,000,000	1,047,190
Monroeville Finance Authority
Series B 4.00% 2/15/41	2,100,000	2,131,794
(University of Pittsburgh Medical Center) 5.00% 2/15/25	1,000,000	1,064,410
Montgomery County Higher Education and Health Authority
(Thomas Jefferson University)
5.00% 9/1/51	2,000,000	2,137,100
Series A 4.00% 9/1/49	2,500,000	2,475,975
Series B 4.00% 5/1/52	5,000,000	4,916,850
Series B 4.00% 5/1/56	7,500,000	7,367,400
Montgomery County Industrial Development Authority Revenue
(Waverly Heights Project)
5.00% 12/1/44	500,000	537,475
5.00% 12/1/49	1,250,000	1,340,625
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	330,000	330,191
NQ-007 [5/22] 7/22 (2272130)    5

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.375% 1/1/50	4,000,000	$ 4,056,960
Series A 5.375% 1/1/51	1,500,000	1,535,640
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,068,600
Northampton County Industrial Development Authority
(Morningstar Senior Living, Inc.) Project 5.00% 11/1/44	1,000,000	980,140
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	286,000
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,160,000
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 7/1/43	1,265,000	1,284,835
Pennsylvania Economic Development Financing Authority UPMC Revenue
Series A 4.00% 11/15/42	5,200,000	5,240,820
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,160,750
Series A 5.25% 9/1/50	2,500,000	2,591,475
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
Series A 4.00% 8/15/42	4,000,000	4,045,040
Series A 4.00% 8/15/43	2,000,000	2,032,120
Philadelphia Authority for Industrial Development Revenue
(Children's Hospital of Philadelphia Project) 5.00% 7/1/34	5,000,000	5,420,500
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,627,450
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,288,800
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pocono Mountains Industrial Park Authority Revenue
(St. Luke's Hospital - Monroe Project) Series A 5.00% 8/15/40	4,000,000	$ 4,130,200
		133,571,915
Lease Revenue Bonds — 1.10%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/29 (AMT)	500,000	526,265
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,375,888
5.00% 4/1/38	1,000,000	1,098,570
5.00% 4/1/39	1,500,000	1,646,055
		4,646,778
Local General Obligation Bonds — 5.34%
Allegheny County
Series C-77 5.00% 11/1/43	4,535,000	5,088,315
Chester County
4.00% 7/15/32	1,000,000	1,087,600
City of Philadelphia
5.00% 8/1/41	1,260,000	1,374,547
Series A 5.00% 8/1/37	1,750,000	1,918,140
City of Pittsburgh
5.00% 9/1/42	1,265,000	1,433,890
Great Valley School District
4.00% 9/1/40	765,000	802,730
Montgomery County
Series A 5.00% 1/1/37	2,205,000	2,567,590
Philadelphia School District
Series A 5.00% 9/1/34	1,090,000	1,238,774
Series F 5.00% 9/1/36	2,000,000	2,183,040
Series F 5.00% 9/1/37	1,500,000	1,636,020
Series F 5.00% 9/1/38	1,995,000	2,173,393
Punxsutawney Area School District
2.00% 10/15/28 (AGM)	325,000	311,681
2.00% 10/15/29 (AGM)	700,000	660,086
2.00% 10/15/30 (AGM)	190,000	176,803
		22,652,609
NQ-007 [5/22] 7/22 (2272130)    7

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 4.35%
City of Philadelphia
Series A 5.25% 7/15/29-24 §	2,500,000	$ 2,639,425
Cumberland County Municipal Authority Revenue
5.00% 1/1/38-25 §	195,000	209,110
(Diakon Lutheran Social Ministries) 5.00% 1/1/38-25 §	810,000	868,612
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32-23 §	2,000,000	2,062,920
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project) 5.25% 7/1/42-22 §	1,500,000	1,504,905
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Indiana University - Student Housing Project) Series A 5.00% 7/1/41-22 §	1,500,000	1,504,665
(Philadelphia University) 5.00% 6/1/32-23 §	2,000,000	2,067,040
(University of the Arts) 5.20% 3/15/25 (AGC)	2,825,000	2,980,460
Philadelphia Authority for Industrial Development Revenue
(New Foundations Charter School Project) 6.625% 12/15/41-22 §	1,000,000	1,027,670
Philadelphia School District
Series F 5.00% 9/1/38-26 §	5,000	5,578
Philadelphia Water & Wastewater Revenue
5.00% 11/1/28-22 §	880,000	893,323
Series A 5.00% 7/1/45-24 §	2,500,000	2,658,000
		18,421,708
Special Tax Revenue Bonds — 16.78%
Allentown Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	3,500,000	3,526,670
(Forward Delivery)
5.00% 5/1/25	500,000	527,670
5.00% 5/1/26	500,000	534,700
5.00% 5/1/27	550,000	594,501
5.00% 5/1/29	600,000	657,240
5.00% 5/1/31	670,000	744,203
5.00% 5/1/33	765,000	851,024
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Allentown Neighborhood Improvement Zone Development Authority Revenue
(Forward Delivery)
5.00% 5/1/34	750,000	$ 832,980
5.00% 5/1/35	850,000	942,471
5.00% 5/1/36	850,000	941,205
5.00% 5/1/42	4,000,000	4,383,400
Chester County Industrial Development Authority Special Obligation Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	1,000,000	1,013,570
Commonwealth of Puerto Rico
2.281% 11/1/51	7,140,784	3,293,686
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	9,419,666	8,407,052
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	1,700,000	1,752,785
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	8,998,000	9,052,888
Series A-1 5.00% 7/1/58	15,000,000	15,288,150
Series A-1 5.188% 7/1/51 ^	12,009,000	2,653,388
Series A-1 5.297% 7/1/46 ^	24,580,000	7,478,957
Series A-2 4.329% 7/1/40	5,150,000	5,156,386
Series A-2 4.536% 7/1/53	1,000,000	984,070
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,500,000	1,529,175
		71,146,171
State General Obligation Bonds — 4.42%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	3,715,182
Commonwealth of Puerto Rico
2.852% 11/1/43	12,325,481	6,393,843
(Restructured)
Series A-1 4.00% 7/1/33	1,005,181	985,731
Series A-1 4.00% 7/1/35	903,521	873,949
Series A-1 4.00% 7/1/37	775,459	750,063
Series A-1 4.00% 7/1/41	1,054,330	1,001,529
NQ-007 [5/22] 7/22 (2272130)    9

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/46	1,096,490	$ 1,025,843
Series A-1 4.36% 7/1/33 ^	1,293,570	767,734
Series A-1 5.625% 7/1/27	910,783	994,711
Series A-1 5.625% 7/1/29	908,986	1,005,802
Series A-1 5.75% 7/1/31	1,060,023	1,200,932
		18,715,319
Transportation Revenue Bonds — 13.47%
Allegheny County Airport Authority Revenue
(Pittsburgh International Airport) Series A 5.00% 1/1/56 (AMT)	4,500,000	4,788,045
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	5,429,950
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,521,595
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,020,800
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/34 (AMT)	2,115,000	2,205,649
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/48	1,000,000	1,098,940
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,564,807
Series A 5.00% 12/1/49	2,000,000	2,199,320
Series C 5.00% 12/1/44	5,000,000	5,190,350
Subordinate Series A 4.00% 12/1/50	1,000,000	971,590
Philadelphia Airport Revenue
Series A 4.00% 7/1/33	11,420,000	11,889,248
Series A 5.00% 7/1/47	3,750,000	4,014,262
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,165,630

(Private Activity) 4.00% 7/1/46 (AGM) (AMT)	3,125,000	3,129,438
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	843,184
10    NQ-007 [5/22] 7/22 (2272130)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/38 (AMT)	1,000,000	$ 1,050,410
		57,083,218
Water & Sewer Revenue Bond — 0.60%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,560,787
		2,560,787
Total Municipal Bonds (cost $429,886,148)		426,321,689
Total Value of Securities—100.57% (cost $429,886,148)		426,321,689

Liabilities Net of Receivables and Other Assets—(0.57)%		(2,397,993)
Net Assets Applicable to 56,151,406 Shares Outstanding—100.00%		$423,923,696
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $6,986,240, which represents 1.65% of the Fund's net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
USD – US Dollar
NQ-007 [5/22] 7/22 (2272130)    11